Derivative Financial Instruments and Hedging - Additional Information (Detail) - Cash Flow Hedging [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	¥ (4,436)	¥ (5,779)	¥ 2,171
Derivative instruments losses included in other comprehensive income loss reclassified into Earnings within next 12 months	¥ 137